Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,577,600
Yale University, 0.873%, 4/15/25	2,000	1,853,475
		$ 9,431,075
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,609,242
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	2,195	2,162,075
		$ 7,771,317
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,703,115
		$ 3,703,115
Total Corporate Bonds (identified cost $21,179,534)		$ 20,905,507

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$380	$ 353,221
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.648%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	454	451,634
Total Tax-Exempt Mortgage-Backed Securities (identified cost $834,323)		$ 804,855

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Delaware Valley Regional Finance Authority, PA, 4.224%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 9,005,940
		$ 9,005,940
Security	Principal Amount (000's omitted)	Value
Education — 4.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 365,100
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	530	502,827
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	102,858
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.91%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,879,960
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/23	225	225,468
5.00%, 10/1/24	275	278,245
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/23(1)	175	175,070
5.00%, 8/1/24(1)	160	161,040
5.00%, 8/1/25(1)	300	304,113
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/23(1)	100	100,000
5.00%, 7/1/24(1)	135	136,264
5.00%, 7/1/25(1)	200	203,056
5.00%, 7/1/26(1)	105	107,808
5.00%, 7/1/27(1)	110	114,255
5.00%, 7/1/28(1)	160	167,976
5.00%, 7/1/29(1)	165	174,954
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	4,000	3,919,760
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	506,495
5.00%, 7/1/29	885	927,772
District of Columbia, (KIPP DC):
5.00%, 7/1/25	270	273,559
5.00%, 7/1/26	250	255,485
5.00%, 7/1/27	250	257,992
5.00%, 7/1/28	240	249,974
5.00%, 7/1/29	235	247,251
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	332,851
4.00%, 6/1/30	165	171,788
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	425,000
5.00%, 7/1/24	350	353,951

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	$90	$ 89,219
4.00%, 2/1/29	700	664,986
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,417,586
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,372,940
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,009,610
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,699,805
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	230	216,934
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	245	237,319
5.00%, 4/1/30(1)	1,470	1,512,204
University of North Carolina at Chapel Hill, 4.04%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,504,095
Virginia Public School Authority:
5.00%, 8/1/34	2,345	2,826,100
5.00%, 8/1/35	3,410	4,061,037
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	393,268
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	308,995
		$ 36,234,970
Electric Utilities — 5.2%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/38	$2,000	$ 2,287,500
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,943,240
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	5,000	4,867,200
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,675,860
(AMT), 3.10%, 5/1/26	6,005	5,808,276
(AMT), 3.25%, 1/1/25	3,250	3,203,428
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/26	3,165	3,356,672
Long Island Power Authority, NY, Electric System Revenue, 4.369%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	2,310	2,311,016
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	$4,000	$ 3,780,440
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	888,610
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,089,912
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	914,350
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	5,120	5,155,994
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/23	600	600,000
5.00%, 7/1/24	500	505,065
		$ 42,387,563
Escrowed/Prerefunded — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	$300	$ 315,315
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/31	650	671,983
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(1)	30	29,865
Escrowed to Maturity, 5.00%, 4/1/30(1)	80	87,298
		$ 1,104,461
General Obligations — 16.3%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$375	$ 374,730
Atlanta, GA, Social Bonds, 5.00%, 12/1/28	2,500	2,794,500
Berwyn, IL, 5.00%, 12/1/23	1,090	1,095,330
California:
4.00%, 11/1/37	3,255	3,371,529
5.00%, 9/1/36	2,370	2,767,923
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	364,660
0.00%, 1/1/27	380	334,757
0.00%, 1/1/28	565	481,561
Chicago Board of Education, IL:
0.00%, 12/1/25	500	452,290
5.00%, 12/1/23	2,000	2,007,300

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
5.00%, 12/1/30	$1,650	$ 1,747,201
Chicago, IL:
0.00%, 1/1/24	225	220,597
5.25%, 1/1/30	2,000	2,019,500
5.625%, 1/1/29	1,000	1,063,580
5.625%, 1/1/31	5,000	5,315,000
Escrowed to Maturity, 0.00%, 1/1/26	160	147,478
Clark County School District, GA, 5.00%, 9/1/25	2,900	3,021,452
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	2,075	2,079,959
5.00%, 2/15/26	2,230	2,343,262
Denver City and County, CO, 5.00%, 8/1/25	7,305	7,603,774
Detroit, MI:
5.00%, 4/1/25	150	151,287
5.00%, 4/1/26	330	335,409
5.00%, 4/1/27	695	713,418
5.00%, 4/1/28	730	755,411
5.00%, 4/1/29	515	535,343
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	3,925	3,862,710
3.00% to 8/1/23 (Put Date), 8/1/52	4,000	3,996,040
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,708,954
Illinois:
3.25%, 11/1/26	1,440	1,406,102
4.00%, 7/1/37	3,000	2,966,400
5.00%, 10/1/23	285	285,869
5.00%, 2/1/24	500	503,825
5.00%, 6/1/24	4,850	4,907,957
5.00%, 11/1/24	1,650	1,679,321
5.00%, 3/1/25	3,000	3,068,100
5.00%, 11/1/25	6,000	6,195,960
Johnson City, TN, 5.00%, 3/1/25	2,275	2,344,797
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,835	2,865,590
Lake Oswego, OR, 5.00%, 6/1/36	2,090	2,454,350
Long Beach, NY, 5.25%, 7/15/26	550	575,069
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,620,324
Nassau County, NY, 5.00%, 4/1/36	2,050	2,404,281
New Jersey, 2.00%, 6/1/27	5,000	4,708,200
New York, NY:
5.00%, 8/1/29	3,515	3,684,212
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 3/1/40(3)	1,600	1,600,000
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Phoenix, AZ, 5.00%, 7/1/25	$2,000	$ 2,076,220
Plano, TX, 5.00%, 9/1/36	3,370	3,858,717
Portland, ME, 5.00%, 5/1/26	1,295	1,367,973
Puerto Rico, 5.625%, 7/1/27	10,000	10,540,800
Rockwall Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/38	1,450	1,648,201
5.00%, 2/15/39	1,000	1,131,410
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,086,980
Texas, 5.00%, 8/1/37	1,665	1,715,150
Union County, NC, 5.00%, 9/1/37	3,360	3,929,554
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,606,881
Waukee Community School District, IA, 5.00%, 6/1/26	1,000	1,054,580
		$133,951,778
Hospital — 7.6%
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/23	$1,135	$ 1,133,944
4.00%, 12/1/24	1,145	1,137,157
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	451,098
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	175,595
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	1,987,540
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,495,485
4.61%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,001,140
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	735,918
5.00%, 7/1/30(1)	285	287,839
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	394,425
5.00%, 8/1/26	445	462,689
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	765,463
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	372,208
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	2,000	2,115,800
5.00%, 8/15/32	3,015	3,186,463

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group): (continued)
5.00%, 8/15/33	$2,950	$ 3,114,226
5.00%, 8/15/35	1,290	1,347,818
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,181,840
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	502,170
5.00%, 11/1/25	80	82,624
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.58%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,170	6,152,230
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	555,000
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	119,917
5.00%, 7/15/26(1)	150	150,015
5.00%, 7/15/27(1)	170	170,187
5.00%, 7/15/28(1)	175	175,086
5.00%, 7/15/29(1)	320	319,478
5.00%, 7/15/30(1)	350	347,613
5.00%, 7/15/31(1)	325	322,608
5.00%, 7/15/32(1)	420	413,112
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/23	725	725,000
5.00%, 7/1/24	650	658,600
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,051,585
5.00%, 10/1/26	1,010	1,012,575
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,001,760
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	544,007
5.00%, 7/1/26	800	819,128
5.00%, 7/1/27	2,000	2,053,400
5.00%, 7/1/29	300	307,842
5.00%, 7/1/30	1,595	1,636,039
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	$2,300	$ 2,319,780
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.659%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,680
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	229,923
5.00%, 10/1/26	150	154,833
5.00%, 10/1/27	125	130,258
5.00%, 10/1/28	150	158,205
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	974,868
5.00%, 4/1/29	1,000	873,700
5.00%, 4/1/30	930	806,840
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.61%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,483,875
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	50,207
Washington Health Care Facilities Authority, (MultiCare Health System), 5.00%, 8/15/37	2,500	2,556,275
		$ 62,206,068
Housing — 4.6%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,322,394
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,556,865
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,615	3,471,882
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	150,000
4.00%, 7/1/24	175	175,016
4.00%, 7/1/25	300	300,510
4.00%, 7/1/26	320	321,789
4.00%, 7/1/27	250	252,478
4.00%, 7/1/28	200	202,708
4.00%, 7/1/29	270	274,604
4.00%, 7/1/30	280	284,480
4.00%, 7/1/31	290	293,973
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.56%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,605	2,605,000
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	5,000	5,059,100

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Michigan Housing Development Authority, 3.75%, 4/1/27	$2,250	$ 2,250,315
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	781,060
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,320,449
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,532,150
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	163,830
5.00%, 7/1/27	385	398,055
5.00%, 7/1/28	240	250,865
5.00%, 7/1/29	535	562,948
5.00%, 7/1/30	225	236,509
5.00%, 7/1/31	485	508,755
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	20,000
5.00%, 7/1/24	180	181,361
5.00%, 7/1/25	870	881,980
5.00%, 7/1/26	600	614,364
5.00%, 7/1/27	375	387,716
5.00%, 7/1/28	340	355,392
5.00%, 7/1/29	300	313,305
5.00%, 7/1/30	465	485,195
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/24	440	441,756
5.00%, 6/1/25	980	988,624
5.00%, 6/1/26	1,090	1,107,309
		$ 38,052,737
Industrial Development Revenue — 10.4%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,550	$ 2,566,524
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	1,500	1,417,860
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 4.25%, 7/1/43(1)(4)	3,750	3,750,000
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,606,199
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	3,000	3,023,340
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	10,000	10,236,800
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	$875	$ 870,100
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	903,270
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	9,750	9,762,870
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	3,000	2,986,320
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,492,020
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,415,050
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	629,529
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,011,578
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	755	744,173
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,702,430
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,883,000
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	5,000	4,592,950
(AMT), 2.625%, 11/1/25	1,500	1,439,220
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,575,024
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	10,057,607
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,002,398
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	4,000	3,943,760
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	3,979,760
		$ 85,591,782
Insured - Education — 0.2%
Missouri Southern State University:
(AGM), 5.00%, 10/1/25	$125	$ 129,116
(AGM), 5.00%, 10/1/27	205	219,073
(AGM), 5.00%, 10/1/28	200	217,266
(AGM), 5.00%, 10/1/31	290	320,221

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Missouri Southern State University: (continued)
(AGM), 5.00%, 10/1/32	$155	$ 170,996
Northern Illinois University, (BAM), 5.00%, 4/1/28	625	663,300
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	177,068
		$ 1,897,040
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$ 305,000
(NPFG), 5.00%, 7/1/23	170	170,000
(NPFG), 5.00%, 7/1/23	1,175	1,175,000
(NPFG), 5.25%, 7/1/29	1,740	1,725,541
Series RR, (NPFG), 5.00%, 7/1/24	845	845,194
		$ 4,220,735
Insured - General Obligations — 0.9%
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	$100	$ 100,380
(NPFG), 0.00%, 12/1/23	2,245	2,208,205
(NPFG), 0.00%, 12/1/26	1,945	1,695,204
Series 1998B, (NPFG), 0.00%, 12/1/24	365	344,721
Series 1999A, (NPFG), 0.00%, 12/1/24	260	245,554
Chicago, IL, (AGM), 0.00%, 1/1/25	250	236,433
McCook, IL, (AGM), 4.00%, 12/1/23	250	250,640
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,606
Stickney, IL, (BAM), 4.00%, 12/1/23	350	350,826
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/25	540	561,011
(AGM), 5.00%, 12/1/28	630	687,947
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	122,639
		$ 7,289,166
Insured - Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/25	$3,310	$ 3,392,651
		$ 3,392,651
Insured - Special Tax Revenue — 0.1%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,169,994
		$ 1,169,994
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.7%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,052,660
Minnesota, 5.00%, 3/1/27	2,000	2,154,320
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,433,019
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/25	1,250	1,286,963
5.00%, 6/15/26	1,000	1,045,680
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/24	200	189,776
0.00%, 12/15/25	1,000	915,000
5.00%, 12/15/23	1,500	1,509,885
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,179,200
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/34	2,660	3,162,261
Virginia Public Building Authority, 5.00%, 8/1/25	1,500	1,559,520
		$ 22,488,284
Other Revenue — 10.1%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/24	$600	$ 600,642
5.00%, 1/1/25	500	502,320
Black Belt Energy Gas District, AL:
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	999,710
4.364%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,986,400
4.38%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,620,650
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,304,912
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.36%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,600,281
Connecticut, Special Tax Obligations, 5.00%, 10/1/29	5,950	5,973,086
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/30	180	184,001
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	812,128
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.214%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,499,325

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
(Liq: Royal Bank of Canada), 4.294%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	$16,000	$ 15,990,400
(Liq: Royal Bank of Canada), 4.58%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,996,730
Northern California Gas Authority No. 1, Gas Project Revenue, 4.188%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	635	631,120
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	7,304,430
Southeast Alabama Gas Supply District, (Project No. 1), 4.66%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,998,200
Southeast Alabama Gas Supply District, (Project No. 2), 4.314%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	2,000,160
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.42%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,095	2,083,876
		$ 83,088,371
Senior Living/Life Care — 8.0%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/23	$375	$ 374,985
5.00%, 7/15/24	300	299,787
5.00%, 7/15/25	250	249,423
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	372,997
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	808,400
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	742,942
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,361,910
2.625%, 5/15/29	2,000	1,785,660
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	536,236
4.00%, 1/1/27	200	189,618
4.00%, 1/1/28	240	223,498
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
4.00%, 6/1/24(1)	105	103,785
4.00%, 6/1/25(1)	110	107,300
4.00%, 6/1/26(1)	110	105,848
5.00%, 6/1/31(1)	285	274,181
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Florida Development Finance Corp. (The Glenridge on Palmer Ranch): (continued)
5.00%, 6/1/35(1)	$225	$ 208,751
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	155	150,359
2.375%, 6/1/27(1)	835	801,859
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/23	355	353,864
5.00%, 12/1/24	425	420,278
5.00%, 12/1/30	500	471,850
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,125,988
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	160	160,000
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	430	398,782
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.71%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	707,237
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,039,878
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	412,356
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	458,110
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	575	573,574
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	506,106
4.00%, 10/1/26(1)	1,000	974,160
4.00%, 10/1/27(1)	400	386,048
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/23	125	124,909
4.00%, 12/1/24	150	149,816
4.00%, 12/1/25	100	99,945
4.00%, 12/1/26	150	150,339
4.00%, 12/1/27	200	201,212
4.00%, 12/1/28	200	201,870
4.00%, 12/1/29	250	252,347
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	2,000	1,696,460
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	640,323
5.625%, 7/1/46(1)	425	385,624

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista): (continued)
5.75%, 7/1/54(1)	$1,130	$ 1,018,944
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	618,036
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,951,730
4.50%, 10/1/26	3,000	2,951,910
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	2,250	2,250,000
5.00%, 7/1/30	400	391,008
5.00%, 7/1/31	670	651,093
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,662,750
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	246,348
4.00%, 1/1/26	240	234,010
5.00%, 1/1/27	565	562,672
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,500	2,419,975
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,129,218
5.00%, 5/15/26	1,000	956,560
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	292,521
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	310	309,997
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	515	463,093
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(1)	2,000	1,858,080
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	754,103
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/24	1,450	1,449,884
5.00%, 4/1/25	1,510	1,508,626
5.00%, 4/1/26	1,595	1,590,837
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	198,294
4.00%, 11/15/25	275	270,732
5.00%, 11/15/27	300	302,316
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman): (continued)
5.00%, 11/15/29	$115	$ 115,614
5.00%, 11/15/30	180	180,538
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	142,782
4.00%, 12/15/25	180	175,257
4.00%, 12/15/26	375	360,847
4.00%, 12/15/27	215	204,381
4.00%, 12/15/28	200	188,650
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,014,194
5.00%, 9/1/24	1,490	1,487,080
5.00%, 9/1/25	1,615	1,609,347
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	234,739
4.00%, 12/1/24	245	243,966
4.00%, 12/1/25	250	247,955
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	599,218
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,771,977
4.00%, 12/1/24	225	221,675
4.00%, 12/1/25	275	267,919
4.00%, 12/1/26	240	231,106
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	230,895
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,001,650
Washington County, MD, (Diakon Lutheran Social Ministries), Escrowed to Maturity, 5.00%, 1/1/24	350	352,821
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,157,591
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	80	80,000
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	360	357,620
5.00%, 1/1/25(1)	385	377,242
5.00%, 1/1/26(1)	400	386,496
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/23	100	99,911
3.00%, 8/1/24	100	98,721
3.00%, 8/1/25	100	97,485

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community): (continued)
3.00%, 8/1/26	$250	$ 240,525
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
Series 2018A, Escrowed to Maturity, 4.00%, 9/15/23	250	250,290
Prerefunded to 9/15/23, 4.00%, 9/15/24	365	365,423
		$ 66,025,267
Special Tax Revenue — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 414,260
5.00%, 5/1/28	575	601,387
5.00%, 5/1/29	600	631,440
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,057,210
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(1)	125	121,063
2.85%, 6/1/26(1)	135	128,870
2.95%, 6/1/27(1)	175	164,825
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,025,920
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	2,500	2,572,275
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,825	3,951,569
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	218,581
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	4,246	4,224,770
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, 5.00%, 4/1/38(4)	2,000	2,328,240
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	880	721,635
Tolomato Community Development District, FL, 2.625%, 5/1/27	1,000	944,650
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	1,800	2,143,746
		$ 23,250,441
Student Loan — 1.0%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$2,745	$ 2,671,956
(AMT), 3.625%, 7/1/38	1,500	1,378,620
Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$2,850	$ 2,926,978
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,255,913
		$ 8,233,467
Transportation — 12.1%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 6/30/27	$695	$ 724,725
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	2,000	2,011,840
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/26	2,500	2,568,125
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	7,680	8,269,978
(AMT), 5.00%, 11/15/30	7,170	7,874,596
(AMT), 5.00%, 12/1/31	5,250	5,624,115
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	988,280
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/25	5,285	5,432,610
Illinois Toll Highway Authority, 5.00%, 1/1/38	5,000	5,023,500
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,533,814
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,626,795
(AMT), 5.00%, 7/1/34	2,405	2,439,656
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,053,020
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/33	5,000	5,135,150
Series 2019A, (AMT), 5.00%, 10/1/28	1,685	1,811,105
Pennsylvania Turnpike Commission, 4.61%, (SIFMA + 0.60%), 12/1/23(2)	1,000	999,960
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	10,000	10,233,300
Port Authority of New York and New Jersey:
4.00%, 12/1/25	1,125	1,152,405
(AMT), 5.00%, 9/15/32	3,000	3,179,400
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,500	2,534,050
(AMT), 5.00%, 7/1/27	10,000	10,003,900
(AMT), 5.00%, 8/1/28	2,270	2,426,289
(AMT), 5.00%, 8/1/30	2,500	2,727,150
(AMT), 5.00%, 5/1/33	2,045	2,135,594
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,687,285

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	$280	$ 281,128
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,658,625
Virginia Port Authority, 5.00%, 7/1/39	1,300	1,488,383
		$ 99,624,778
Water and Sewer — 4.1%
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	$10,000	$ 10,491,100
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/36	1,550	1,844,267
5.00%, 7/1/38	1,810	2,095,690
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 3.55%, 6/15/49(3)	2,500	2,500,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	875,747
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 5.00%, 8/1/25	10,860	11,335,451
Tualatin Valley Water District, OR:
5.00%, 6/1/35	1,945	2,294,614
5.00%, 6/1/36	2,105	2,458,177
		$ 33,895,046
Total Tax-Exempt Municipal Obligations (identified cost $775,576,741)		$763,110,539

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,180	$ 2,156,107
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	308,026
Indiana Finance Authority, (Depauw University):
3.95%, 7/1/23	400	400,000
4.20%, 7/1/24	400	392,480
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	1,500	1,385,235
		$ 4,641,848
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
California, 5.222%, 3/1/24	$3,850	$ 3,837,834
Cecil County, MD, 1.20%, 11/1/27	420	363,312
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	522,955
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	2,950,834
Maricopa County Elementary School District No. 2, AZ, 4.75%, 7/1/23	1,345	1,345,000
		$ 9,019,935
Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,695	$ 1,675,406
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	250	236,687
1.75%, 8/1/26	250	221,578
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,205	1,125,880
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,591,905
		$ 4,851,456
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 528,550
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	451,410
		$ 979,960
Insured - Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 485,672
(AGM), 1.573%, 8/15/27	500	433,125
(AGM), 1.743%, 8/15/28	750	635,835
(AGM), 1.924%, 8/15/29	1,535	1,276,076
		$ 2,830,708
Insured - Transportation — 0.5%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,297,601
		$ 4,297,601
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 457,954

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	$1,305	$ 1,181,508
		$ 1,639,462
Special Tax Revenue — 1.0%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,839,800
1.453%, 6/15/26	3,000	2,679,780
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	2,954,455
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	311,840
		$ 7,785,875
Transportation — 0.4%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,050,617
Port of Seattle, WA, 3.475%, 8/1/24	2,000	1,956,100
		$ 3,006,717
Total Taxable Municipal Obligations (identified cost $42,047,601)		$ 39,053,562
Total Investments — 100.0% (identified cost $839,638,199)		$823,874,463
Other Assets, Less Liabilities — (0.0)%(5)		$ (58,210)
Net Assets — 100.0%		$823,816,253
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $48,663,310 or 5.9% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(4)	When-issued security.
(5)	Amount is less than (0.05)%.
At June 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 20,905,507	$ —	$ 20,905,507
Tax-Exempt Mortgage-Backed Securities	—	804,855	—	804,855
Tax-Exempt Municipal Obligations	—	763,110,539	—	763,110,539
Taxable Municipal Obligations	—	39,053,562	—	39,053,562
Total Investments	$ —	$823,874,463	$ —	$823,874,463
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.